Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,173,000
Previously Paid Amount	0.00
Total Fee Amount	990.59
Total Offset Amount	0.00
Net Fee	990.59
Narrative - Max Aggregate Offering Price	$ 7,173,000
Final Prospectus	true